Derivative warrant liabilities (Tables)	9 Months Ended
May 31, 2022
Derivative Warrant Liabilities
Schedule of derivative warrant liabilities
Amount
Balance at August 31, 2020	$551
Warrants issued February 11, 2021 (Note 15)	7,830
Fair value adjustment	(6,232)
Balance at August 31, 2021	$2,149

Warrants issued January 26, 2022 (Note 15)	2,665
Fair value adjustment	(1,408)
Balance at May 31, 2022	$3,406

Schedule of assumptions fair value of derivative warrant liabilities
	May 31, 2022	August 31, 2021
Share price	$0.34	$0.41
Risk-free interest rate	2.14% – 2.77%	0.19% – 0.67%
Dividend yield	0%	0%
Expected volatility	47% – 55%	60%– 70%
Remaining term (in years)	1.2 – 4.7	1.9 – 4.4